SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands						6 Months Ended
	Jul. 01, 2026	Jan. 01, 2026	Nov. 18, 2025	Aug. 06, 2025	Feb. 20, 2025	Jun. 30, 2026	Jun. 30, 2025
SHARE BASED COMPENSATION (Details) [Line Items]
Vesting period			3 years	3 years	3 years
Capital gain tax rate			25.00%		25.00%
Percentage of vesting	25.00%	25.00%
Percentage of capital gain tax				25.00%
Share based payment expenses (in Dollars)						$ 756	$ 1,838
Employees [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Number of shares granted			490,000		644,000
Option to purchase			20,000
Executives and Directors [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Number of shares granted					2,360,000
Service Providers [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Option to purchase			20,000		55,000
Board of Directors Chairman [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Number of shares granted			30,000
Employees Directors And Subcontractors Member
SHARE BASED COMPENSATION (Details) [Line Items]
Share based payment expenses (in Dollars)						$ 756	$ 1,838
Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Number of shares granted				1,200,000
Revenue Achievement [Member] | Executive Officer [Member]
SHARE BASED COMPENSATION (Details) [Line Items]
Number of shares granted				300,000